Risk Management and Financial Instruments - Schedule of Position Balance in Commodities and Corn Contracts (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Livestock [Member]
OPERATING
Net Exposure	$ (3,394)	$ (1,082)
Grains and Others [Member]
OPERATING
Net Exposure	55,856	31,666
Firm contracts [Member] | Livestock [Member]
OPERATING
Net Exposure	31,200	31,028
Firm contracts [Member] | Grains and Others [Member]
OPERATING
Net Exposure	5,403	8,573
Operating Subtotal [Member] | Livestock [Member]
OPERATING
Net Exposure	31,200	31,028
Operating Subtotal [Member] | Grains and Others [Member]
OPERATING
Net Exposure	5,403	8,573
Future B3 [Member] | Livestock [Member]
OPERATING
Net Exposure	7,348	6,548
Future B3 [Member] | Grains and Others [Member]
OPERATING
Net Exposure	17,515	6,949
Future CME [Member] | Livestock [Member]
OPERATING
Net Exposure	(41,942)	(38,658)
Future CME [Member] | Grains and Others [Member]
OPERATING
Net Exposure	155
Derivatives subtotal [Member] | Livestock [Member]
OPERATING
Net Exposure	(34,594)	(32,110)
Derivatives subtotal [Member] | Grains and Others [Member]
OPERATING
Net Exposure	50,453	23,093
Deliverable Forwards [Member] | Grains and Others [Member]
OPERATING
Net Exposure	$ 32,783	$ 16,144